Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.2%
	COMMODITY FUND - 6.1%
259,484	SPDR Gold MiniShares Trust *+
	TOTAL COMMODITY FUND (Cost - $4,539,518)	$ 4,878,299

	DEBT FUNDS - 81.1%
91,853	iShares 0-5 Year High Yield Corporate Bond ETF	4,036,939
99,135	iShares 7-10 Year Treasury Bond ETF	12,076,626
59,826	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,059,161
225,167	iShares Short Maturity Bond ETF +	11,283,119
37,313	iShares Short-Term National Muni Bond ETF +	4,033,535
507,779	JPMorgan Ultra-Short Income ETF	25,792,634
	TOTAL DEBT FUNDS (Cost - $63,605,763)	65,282,014

	EQUITY FUNDS - 10.0%
81,090	iShares Core Dividend Growth ETF +	3,226,571
80,610	iShares Emerging Markets Dividend ETF +	2,427,167
23,442	iShares MSCI USA Quality Factor ETF	2,431,873
	TOTAL EQUITY FUNDS (Cost - $8,138,440)	8,085,611

	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,283,721)	78,245,924

	SHORT-TERM INVESTMENTS -1.0%
	MONEY MARKET FUNDS - 1.0%
4,777	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	4,777
14,559	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.03% **	14,559
786,349	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	786,349
14,400	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.01% **	14,400
	TOTAL SHORT-TERM INVESTMENTS (Cost - $820,085)	820,085

	COLLATERAL FOR SECURITIES LOANED - 7.3%
5,879,230	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	5,879,230
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,879,230)

	TOTAL INVESTMENTS - 105.5% (Cost - $82,983,036)	$ 84,945,239
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5) %	(4,420,391)
	NET ASSETS - 100.0%	$ 80,524,848

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $5,761,210 as of September 30, 2020

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 98.2%
	ADVERTISING & MARKETING - 3.9%
56,593	Interpublic Group of Cos., Inc.	$ 943,405
18,742	Omnicom Group, Inc.	927,729
		1,871,134
	APPAREL & TEXTILE PRODUCTS - 2.1%
63,594	Hanesbrands, Inc.	1,001,605

	BANKING - 6.1%
140,350	FNB Corp.	951,573
101,758	Huntington Bancshares, Inc.	933,121
97,017	People's United Financial, Inc.	1,000,245
		2,884,939
	BIOTECH & PHARMA - 10.6%
4,100	Amgen, Inc.	1,042,056
16,880	Bristol-Myers Squibb Co.	1,017,695
6,740	Johnson & Johnson	1,003,451
11,786	Merck & Co., Inc.	977,649
27,495	Pfizer, Inc.	1,009,067
		5,049,918
	CABLE & SATELLITE - 2.2%
22,272	Comcast Corp.	1,030,303

	CHEMICALS - 2.0%
12,229	Eastman Chemical Co.	955,329

	COMMERCIAL SUPPORT SERVICIES - 2.2%
65,635	H&R Block, Inc.	1,069,194

	CONSTRUCTION MATERIALS - 2.0%
42,808	MDU Resources Group, Inc.	963,180

	CONTAINERS & PACKAGING - 4.2%
9,472	Packaging Corp. of America	1,032,922
18,553	Sonoco Products Co.	947,502
		1,980,424
	DIVERSIFIED INDUSTRIALS - 2.1%
9,627	Eaton Corp. PLC	982,243

	ELECTRIC UTILITIES - 4.1%
30,905	NRG Energy, Inc.	950,020
53,121	Vistra Corp.	1,001,862
		1,951,882
	ELECTRICAL EQUIPMENT - 2.0%
54,264	nVent Electric PLC	959,930

	ENTERTAINMENT CONTENT - 2.0%
33,768	ViacomCBS, Inc.	945,842

	FOOD - 6.5%
42,622	Flowers Foods, Inc.	1,036,993
17,002	General Mills, Inc.	1,048,683
8,809	J M Smucker Co.	1,017,616
		3,103,292
	HOME & OFFICE PRODUCTS - 4.1%
21,925	Leggett & Platt, Inc.	902,652
5,642	Whirlpool Corp.	1,037,507
		1,940,159
	INDUSTRIAL SUPPORT SERVICES - 4.1%
15,567	MSC Industrial Direct Co., Inc.	985,080
4,239	Watsco, Inc.	987,221
		1,972,301
Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 98.2% (Continued)
	INSURANCE - 3.9%
24,126	Principal Financial Group, Inc.	$ 971,554
53,570	Unum Group	901,583
		1,873,137
	LEISURE PRODUCTS - 2.1%
12,184	Hasbro, Inc.	1,007,860

	OIL & GAS PRODUCERS - 7.7%
12,732	Chevron Corp.	916,704
47,439	HollyFrontier Corp.	935,023
31,474	Marathon Petroleum Corp.	923,447
21,138	Valero Energy Corp.	915,698
		3,690,872
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
68,395	Halliburton Co.	824,160

	PUBLISHING & BROADCASTING - 2.1%
84,409	TEGNA, Inc.	991,806

	SEMICONDUCTORS - 2.1%
15,091	Maxim Integrated Products, Inc.	1,020,303

	STEEL - 4.0%
21,428	Nucor Corp.	961,260
33,634	Steel Dynamics, Inc.	962,941
		1,924,201
	TECHNOLOGY HARDWARE - 6.3%
24,948	Cisco Systems, Inc.	982,702
51,392	HP, Inc.	975,934
21,553	Seagate Technology PLC	1,061,916
		3,020,552
	TECHNOLOGY SERVICES - 2.0%
44,992	Western Union Co.	964,179

	TOBACCO & CANNABIS - 1.9%
12,223	Philip Morris International, Inc.	916,603

	TRANSPORTATION EQUIPMENT - 2.1%
4,756	Cummins, Inc.	1,004,277

	WHOLESALE - CONSUMER STAPLES - 2.1%
21,134	Archer-Daniels-Midland Co.	982,520

	TOTAL COMMON STOCK (Cost - $49,483,905)	46,882,145

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUNDS - 1.1%
4,599	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	4,599
6,342	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.03% **	6,342
524,919	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	524,919
4,999	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.01% **	4,999
	TOTAL SHORT-TERM INVESTMENTS (Cost - $540,859)	540,859

	TOTAL INVESTMENTS - 99.3% (Cost - $50,024,764)	$ 47,423,004
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	342,351
	NET ASSETS - 100.0%	$ 47,765,355

	PLC - Public Limited Company
**	Money market fund; interest rate reflects effective yield on September 30, 2020.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 97.3%
59,528	iShares 1-3 Year Treasury Bond ETF	$ 5,149,767
49,986	Schwab Short-Term U.S. Treasury ETF	2,574,279
41,454	Vanguard Short-Term Treasury ETF	2,573,879
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,271,344)	10,297,925

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
307,972	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	307,972
	TOTAL SHORT-TERM INVESTMENT (Cost - $307,972)

	TOTAL INVESTMENTS - 100.2% (Cost - $10,579,316)	$ 10,605,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(19,719)
	NET ASSETS - 100.0%	$ 10,586,178

	ETF - Exchange Traded Fund
**	Money market fund; interest rate reflects effective yield on September 30, 2020.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 27.8%
	DEBT FUNDS - 27.8%
44,657	First Trust Senior Loan ETF +	$ 2,054,669
141,859	Invesco Senior Loan ETF +	3,084,015
36,394	iShares iBoxx High Yield Corporate Bond ETF	3,053,457
65,853	SPDR Blackstone / GSO Senior Loan ETF +	2,944,946
29,234	SPDR Bloomberg Barclays High Yield Bond ETF	3,048,229
63,612	Xtrackers USD High Yield Corporate Bond ETF +	3,059,737
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,001,685)	17,245,053

	MUTUAL FUNDS - 70.7%
	DEBT FUNDS - 70.7%
323,823	BlackRock Floating Rate Income Portfolio - Institutional Class	3,121,653
31,606	Columbia Floating Rate Fund - Institutional Class	1,068,607
182,004	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,517,913
303,682	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,061,114
367,046	Eaton Vance Floating-Rate Fund - Institutional Class	3,116,222
326,247	Franklin Floating Rate Daily Access Fund - Advisor Class	2,414,225
270,766	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	2,436,898
95,784	Guggenheim Floating Rate Strategies Fund - Institutional Class	2,307,435
385,410	Hartford Floating Rate Fund - Institutional Class	3,102,553
66,835	Hartford Floating Rate High Income Fund - Institutional Class	617,560
435,912	Invesco Oppenheimer Senior Floating Rate Fund - Institutional Class	2,877,020
125,712	John Hancock Funds II - Floating Rate Fund - Institutional Class	993,128
164,096	JPMorgan Floating Rate Income Fund - Institutional Class	1,409,584
329,762	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	2,852,443
368,514	Lord Abbett Floating Rate Fund - Institutional Class	2,959,171
69,373	Nuveen Symphony Floating Rate Income Fund - Institutional Class	1,235,537
328,925	T Rowe Price Institutional Floating Rate Fund - Institutional Class	3,118,206
78,695	Victory Floating Rate Fund - Institutional Class	711,406
71,169	Virtus Newfleet Senior Floating Rate Fund - Institutional Class	609,917
387,348	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,059,937
152,832	Voya Floating Rate Fund - Institutional Class	1,343,393
	TOTAL MUTUAL FUNDS (Cost - $42,737,957)	43,933,922

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
998,601	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	998,601
	TOTAL SHORT-TERM INVESTMENT (Cost - $998,601)

	COLLATERAL FOR SECURITIES LOANED - 10.0%
6,212,910	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	6,212,910
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,212,910)

	TOTAL INVESTMENTS - 110.1% (Cost - $66,951,153)	$ 68,390,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1) %	(6,278,687)
	NET ASSETS - 100.0%	$ 62,111,799

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
**	Money market fund; interest rate reflects effective yield on September 30, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $6,084,244 as of September 30, 2020

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 87.3%
	AUTOMOTIVE - 2.1%
811	Tesla, Inc. *	$ 347,927

	BIOTECH & PHARMA - 2.3%
2,300	Mirati Therapeutics, Inc. *	381,915

	CHEMICALS - 5.4%
1,012	Air Products and Chemicals, Inc.	301,434
1,219	Linde PLC	290,280
16,482	Mosaic Co.	301,126
		892,840
	COMMERICAL SUPPORT SERVICES - 1.8%
5,658	Rollins, Inc.	306,607

	ELECTRIC UTILITIES- 7.6%
17,142	AES Corp.	310,442
5,861	Alliant Energy Corp.	302,721
15,464	CenterPoint Energy, Inc.	299,228
13,064	Clearway Energy, Inc.	352,205
		1,264,596
	ELECTRICAL EQUIPMENT - 2.0%
1,708	Generac Holdings, Inc. *	330,737

	ENTERTAINMENT CONTENT - 2.0%
1,988	Take-Two Interactive Software, Inc. *	328,457

	FOOD - 3.7%
8,836	Darling Ingredients, Inc. *	318,361
1,520	McCormick & Co., Inc.	295,032
		613,393
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
10,000	Louisiana-Pacific Corp.	295,100

	GAS & WATER UTILITIES - 1.9%
2,155	American Water Works Co., Inc.	312,216

	HOME & OFFICE PRODUCTS - 1.9%
1,729	Whirlpool Corp.	317,946

	HOUSEHOLD PRODUCTS - 1.9%
3,293	Church & Dwight Co., Inc.	308,587
2,200	Procter & Gamble Co.	305,778
		614,365
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
6,414	Interactive Brokers Group, Inc.	309,989

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 87.3% (Continued)
	INSURANCE - 7.4%
6,865	Brown & Brown, Inc.	$ 310,779
3,954	Cincinnati Financial Corp.	308,293
1,615	Kinsale Capital Group, Inc.	307,141
3,228	Progressive Corp.	305,595
		1,231,808
	INTERNET MEDIA & SERVICES - 8.7%
8,787	Pinterest, Inc. *	364,748
1,922	Roku, Inc. *	362,874
7,871	Twitter, Inc. *	350,259
3,540	Zillow Group, Inc. *	359,629
		1,437,510
	LEISURE PRODUCTS - 2.2%
3,648	Peloton Interactive, Inc. *	362,028

	MACHINERY - 1.9%
1,406	Deere & Co.	311,612

	MEDICAL EQUIPMENT & DEVICES - 7.6%
2,470	10X Genomics, Inc. *	307,960
1,128	ABIOMED, Inc. *	312,524
1,482	Danaher Corp.	319,119
1,126	West Pharmaceutical Services, Inc.	309,537
		1,249,140
	METALS & MINING - 1.8%
18,524	Freeport-McMoRan, Inc.	289,715

	RETAIL - CONSUMER STAPLES- 1.9%
903	Costco Wholesale Corp.	320,565

	RETAIL - DISCRETIONARY - 3.7%
2,863	Best Buy Co., Inc.	318,623
1,284	Lithia Motors., Inc.	292,675
		611,298
	SOFTWARE - 2.2%
783	Zoom Video Communications, Inc. *	368,096

	TECHNOLOGY HARDWARE - 3.8%
2,722	Apple, Inc.	315,235
9,501	Corning, Inc.	307,927
		623,162
Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 87.3% (Continued)
	TECHNOLOGY SERVICES - 4.1%
963	EPAM Systems, Inc. *	$ 311,319
2,221	Square, Inc. *	361,024
		672,343
	TRANSPORTATION & LOGISTICS - 3.9%
1,309	FedEx Corp.	329,240
1,929	United Parcel Service, Inc.	321,429
		650,669

	TOTAL COMMON STOCK (Cost - $13,632,496)	14,444,034

	EXCHANGE TRADED FUNDS - 9.8%
	DEBT FUNDS - 9.8%
9,387	iShares 1-3 Year Treasury Bond ETF	812,069
7,882	Schwab Short-Term U.S. Treasury ETF	405,923
6,539	Vanguard Short-Term Treasury ETF	406,007
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,624,105)	1,623,999

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
390,052	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	390,052
	TOTAL SHORT-TERM INVESTMENT (Cost - $390,052)

	COLLATERAL FOR SECURITIES LOANED - 2.3%
387,810	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	387,810
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $387,810)

	TOTAL INVESTMENTS - 101.8% (Cost - $16,034,463)	$ 16,845,895
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8) %	(297,903)
	NET ASSETS - 100.0%	$ 16,547,992

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2020.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.5%
	COMMODITY FUND - 5.0%
195,885	SPDR Gold MiniShares Trust *
	TOTAL COMMODITY FUND (Cost - $3,419,943)	$ 3,682,638

	DEBT FUNDS - 52.4%
133,528	iShares 0-5 Year High Yield Corporate Bond ETF	5,868,556
44,005	iShares 20+ Year Treasury Bond ETF	7,184,256
80,887	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,896,288
285,653	JPMorgan Ultra-Short Income ETF	14,509,744
	TOTAL DEBT FUNDS (Cost - $37,924,143)	38,458,844

	EQUITY FUNDS - 41.1%
13,658	Invesco QQQ Trust Series 1	3,794,739
71,022	iShares Core MSCI Emerging Markets ETF	3,749,962
48,663	iShares MSCI All Country Asia ex Japan ETF +	3,755,324
108,769	iShares MSCI USA Quality Factor ETF	11,283,696
55,679	iShares Nasdaq Biotechnology ETF +	7,539,493
	TOTAL EQUITY FUNDS (Cost - $28,685,612)	30,123,214

	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,029,698)	72,264,696

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
1,167,690	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	1,167,690
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,167,690)

	COLLATERAL FOR SECURITIES LOANED - 13.3%
9,780,185	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	9,780,185
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $9,780,185)

	TOTAL INVESTMENTS - 113.4% (Cost - $80,977,573)	$ 83,212,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%	(9,835,336)
	NET ASSETS - 100.0%	$ 73,377,235

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2020
+	All or a portion of this security is on loan. Total loaned securities had a value of $9,585,231 as of September 30, 2020

Power Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 78,245,924	$ -	$ -	$ 78,245,924
Short-Term Investments	820,085	-	-	820,085
Collateral For Securities Loaned	5,879,230	-	-	5,879,230
Total	$ 84,945,239	$ -	$ -	$ 84,945,239

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 46,882,145	$ -	$ -	$ 46,882,145
Short-Term Investments	540,859	-	-	540,859
Total	$ 47,423,004	$ -	$ -	$ 47,423,004

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,297,925	$ -	$ -	$ 10,297,925
Short-Term Investment	307,972	-	-	307,972
Total	$ 10,605,897	$ -	$ -	$ 10,605,897

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 17,245,053	$ -	$ -	$ 17,245,053
Mutual Funds	43,933,922	-	-	43,933,922
Short-Term Investment	998,601	-	-	998,601
Collateral For Securities Loaned	6,212,910	-	-	6,212,910
Total	$ 68,390,486	$ -	$ -	$ 68,390,486

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,444,034	$ -	$ -	$ 14,444,034
Exchange Traded Funds	1,623,999	-	-	1,623,999
Short-Term Investment	390,052	-	-	390,052
Collateral For Securities Loaned	387,810	-	-	387,810
Total	$ 16,845,895	$ -	$ -	$ 16,845,895

Power Global Tactical Allocation/JA Forlines

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 72,264,696	$ -	$ -	$ 72,264,696
Short-Term Investment	1,167,690	-	-	1,167,690
Collateral For Securities Lending	9,780,185	-	-	9,780,185
Total	$ 83,212,571	$ -	$ -	$ 83,212,571

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for classification by asset class

Security Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Underlying Investment in other Investment Companies - The Power Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the JPMorgan Ultra-Short Income ETF. The Power Dividend Mid-Cap Index Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF, (the “Securities”). The Funds may redeem their investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of September 30, 2020, the percentage of the Power Income Fund’s net assets invested in the JPMorgan Ultra-Short Income ETF was 32.0%, and the percentage of the Power Dividend Mid-Cap Index Fund’s net assets invested in the iShares 1-3 Year Treasury Bond ETF was 48.6%.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Income Fund	$ 83,100,343	$ 2,147,682	$ (302,786)	$ 1,844,896
Power Dividend Index Fund	50,024,818	556,095	(3,157,909)	(2,601,814)
Power Dividend Mid-Cap Index Fund	10,579,316	26,581	-	26,581
Power Floating Rate Index Fund	66,955,948	1,434,538	-	1,434,538
Power Momentum Fund	16,037,994	945,290	(137,389)	807,901
Power Global Tactical Allocation/JA Forlines Fund	81,405,813	1,887,635	(80,877)	1,806,758